Document and Entity Information	Jul. 14, 2025
Cover [Abstract]
Entity Registrant Name	Oportun Financial Corp
Amendment Flag	true
Entity Central Index Key	0001538716
Document Type	8-K/A
Document Period End Date	Jul. 14, 2025
Entity File Number	001-39050
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	45-3361983
Entity Address, Address Line One	2 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	810-8823
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	OPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Oportun Financial Corporation (the “Company”) is filing an amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on July 14, 2025 (the “Original Form 8-K”) to supplement the Original Form 8-K, report certain information concerning the appointment of Warren Wilcox to the Company’s board of directors (the “Board”), and provide updates regarding the current Board composition.